Taxes (Details 1)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Statutory PRC income tax rate		25.00%	25.00%
Effective Income Tax Rate Reconciliation Favorable Tax Rate Impact	[1]	(12.00%)	(10.00%)
Permanent difference		5.00%	1.00%
Changes of deferred tax assets allowances		3.00%	0.00%
Total		21.00%	16.00%

[1]	Two of the Company's subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.